Concentration and risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Certain risks and concentration
Number of top customers accounted for net revenues | customer	10
Revenues	$ 460,428,000	$ 323,140,000	$ 363,722,000
Restricted net assets	$ 174,952,000
Percentage of restricted net assets	13.00%
Net revenues | Concentration of customer risk | Top 10 customers
Certain risks and concentration
Percentage of net revenues accounted from customers	30.00%	32.00%	31.00%
Net revenues | Concentration of customer risk | Customer A
Certain risks and concentration
Percentage of net revenues accounted from customers	15.00%	14.00%	15.00%
Revenues	$ 67,129,000	$ 46,646,000	$ 53,920,000